U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2
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1.     Name and address of issuer:
              The Elite Group
              1325 4th Ave, Suite 2144
              Seattle, WA 98101

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2.     Name of each series or class of funds for which this notice is filed:
     The Elite Growth & Income Fund
     The Elite Income Fund

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3.     Investment Company Act File Number: 811-4804
       Securities Act File Number: 33-8124

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4.     Last day of fiscal year for which this notice is filed:
        September 30, 2000

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's  Fiscal year for purposes of  reporting  securities  sold after the
close  of  the  fiscal  year  but  Before   termination  of  the  issuers  24f-2
declaration: N/A [ ]

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6. Date of  termination  of  issuers  declaration  under  rule  24f-2(a)(1),  if applicable (see Instruction A:6) N/A

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7. Number and amount of  securities  of the same class or series  which had been registered Under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, But which remained unsold at the beginning of the fiscal year: None

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8. Number and amount of securities  registered during the fiscal year other than pursuant to Rule 24f-2: None

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9. Number and aggregate sale price of securities sold during the fiscal year:
                852,969 Share sold
            $14,068,479 Dollar amount sold
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon Registration pursuant to rule 24f-2

                 852,969 Shares sold
          $14,068,479 Dollar amount sold

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11. Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestments plans, if applicable (see instruction B.7): N/A

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12. Calculation of registered fee:

(i) Aggregate  sale price of securities  sold during the fiscal
    Year in reliance on rule 24f-2 (from item 10):
                                                                     $14,068,479
                                                                     -----------

(ii) Aggregate price of shares issued in connection  with
     dividend  reinvestment plans (from item 11 if applicable)
                                                                     +      ----
                                                                     -----------

(iii)Aggregate  price of shares  redeemed or repurchased
     during the fiscal year (if applicable)
                                                                     $33,256,557
                                                                     -----------

(iv) Aggregate price of shares redeemed or repurchased and
     previously applied as a  reduction  to filing  fees
     pursuant  to rule 24e-2 (if  applicable)
                                                                         + -----
                                                                     -----------

(v) Net aggregate  price of securities sold and issued during the fiscal year in reliance  on rule  24f-2  line (i) plus
    line (ii) less line (iii) plus line (iv) (if applicable):
                                                                    (19,188,078)
                                                                     -----------

(vi)  Multiplier  prescribed  by Section 6(b) of the  Securities
      Act of 1933 or other applicable law or regulation
      (see instruction C.6):

                                                                       .00027800
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(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                          $ 0.00
                                                                     -----------

instructions: Issuers should complete lines (ii), (iii), (iv) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C. 3

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13. Check box if fees are being remitted to the Commissioners lockbox depository as Described in section 3a of the Commissioners Rules of informal and Other Procedures (17 CFR 202.3a). [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

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Signatures
This report has been signed below by the following persons on behalf of the issuer and in the Capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard McCormick
                          ---------------------
Date:        11/03/00             Richard McCormick, President

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